Fair Value Measurements (Details) - Schedule of Liabilities Subject to Fair Value Measurements - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Liabilities
Earnout Shares liability	$ 61,393,000
True Up Shares liability	286,000
Subject Vesting Shares liability	14,217,000
Total liabilities	75,896,000
Level 1 [Member]
Liabilities
Earnout Shares liability
True Up Shares liability
Subject Vesting Shares liability
Total liabilities
Level 2 [Member]
Liabilities
Earnout Shares liability
True Up Shares liability
Subject Vesting Shares liability
Total liabilities
Level 3 [Member]
Liabilities
Earnout Shares liability	61,393,000
True Up Shares liability	286,000
Subject Vesting Shares liability	14,217,000
Total liabilities	$ 75,896,000